Retirement Benefit Obligations - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [Line Items]
Net liability of defined benefit pension schemes	[1]	$ (309)	$ (556)
Employer contributions payable including estimated minimum funding payments		40
Surplus (deficit) in plan			111
Defined contribution expense		309	289	$ 290
Total defined benefit expense/(credit)		72	70	51
Aggregate continuing and discontinued operations [member]
Disclosure of defined benefit plans [Line Items]
Defined contribution expense				299
Total defined benefit expense/(credit)				70
United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Contractual payments to defined benefit scheme		17	20	$ 21
Defined contribution pension liabilities [member]
Disclosure of defined benefit plans [Line Items]
Trade and other payables		92	105
Funded defined benefit obligation [member]
Disclosure of defined benefit plans [Line Items]
Net liability of defined benefit pension schemes		54	154
Unfunded defined benefit obligation [member]
Disclosure of defined benefit plans [Line Items]
Net liability of defined benefit pension schemes		$ 363	$ 402

[1]	Reconciliation to Group Balance Sheet